SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Subsidiary preferred equity units	(a)	$1,605	$1,585
Limited-life funds and redeemable fund units	(b)	1,114	1,538
Subsidiary preferred shares and capital	(c)	1,469	1,185
Total		$4,188	$4,308

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2022	2021
Series 2	24,000,000	6.50%	US$	$575	$565
Series 3	24,000,000	6.75%	US$	556	546
New LP Preferred Units	19,273,654	6.25%	US$	474	474
Total				$1,605	$1,585
As at December 31, 2022 and 2021, the balances consist of the following:

AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2022	2021
Brookfield Property Split Corp. (“BOP Split”) senior preferred shares
Series 1	829,334	5.25%	US$	$21	$21
Series 2	555,146	5.75%	C$	10	11
Series 3	668,228	5.00%	C$	12	15
Series 4	541,892	5.20%	C$	10	12
Rouse Series A preferred shares	5,600,000	5.00%	US$	142	142
Brookfield India Real Estate Trust (“BIRET”)	155,003,656	See footnote[1]	US$	456	440
Alstria Office Prime Portfolio GmbH & Co. KG	19,472,214	n/a	EUR€	129	—
India Infrastructure Investment Trusts	479,400,000	See footnote[1]	INR	616	471
BIP Investment Corporation Series 1 Senior preferred shares	4,000,000	5.85%	C$	73	73
Total				$1,469	$1,185
1.The dividend rate pertaining to BIRET and India Infrastructure Investment Trusts is equal to a minimum of 90% of net distributable cash flows.